Type:  		13F-HR
Period:		03/31/2003
CIK:  		0001086611
CCC:		g2ky*vkw

Submission Contact : Jonathan J. Derby
	             617-527-0033
		     jderby@derbyco.com

Report for the Calendar Year or Quarter Ended : March 31, 2003

Check here if Amendment [  ] Amendment Number :

This Amendment  [  ] is a restatement  [  ] adds new holding entries

Institutional Investment Manager Filing this Report:

Derby and Company, Inc.
7 Wells Avenue
Newton, MA  02460

13F File Number:  801-30056

The institutional investment manager filing this report and the person by whom it is signed hereby represents that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this submission.

Person signing this Report on behalf of Reporting Manager:

Name:		Jonathan J. Derby
Title:		Vice President
Phone:		(617) 527-0033

Signature, Place and Date of Signing:
Jonathan J. Derby, Newton, Massachusetts	May 13, 2003

Report Type [x] 13F Holdings Report

Report Summary:

Form 13F Information Table Entry Total:	23
Form 13F Information Table Value Total:	$92,215,000

List of Other Included Managers: NA

                                                       Derby and Company, Inc.
                                                              FORM 13F
                                                           March 31, 2003

                                                                                                              Voting Authority
                                                                                                         --------------------------
                                                           Value   Shares/  Sh/ Put/ Invstmt    Other
        Name of Issuer          Title of class    CUSIP   (x$1000) Prn Amt  Prn Call Dscretn   Managers     Sole    Shared   None
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN EXPRESS COMPANY       COM              025816109     4625   139169 SH       Sole                   139169
AMERICAN INTL GROUP INC        COM              026874107     4058    82064 SH       Sole                    82064
AMERICAN STD COS INC COM       COM              029712106     3211    46692 SH       Sole                    46692
AOL TIME WARNER INC            COM              00184A105     3676   338499 SH       Sole                   338499
AUTOMATIC DATA PROCESSNG       COM              053015103     3412   110820 SH       Sole                   110820
BANK NEW YORK INC COM          COM              064057102     2766   134903 SH       Sole                   134903
BISYS GROUP INC COM            COM              055472104     3720   227956 SH       Sole                   227956
BLOCK H & R INC COM            COM              093671105     4277   100186 SH       Sole                   100186
CITIGROUP INC                  COM              172967101    11563   335658 SH       Sole                   335658
D R HORTON INC COM             COM              23331A109     2382   124053 SH       Sole                   124053
FLEETBOSTON FINL CORP COM      COM              339030108     2719   113848 SH       Sole                   113848
GANNETT CO INC DEL             COM              364730101     3008    42713 SH       Sole                    42713
GENERAL ELECTRIC CO            COM              369604103     6287   246566 SH       Sole                   246566
GOLDMAN SACHS GROUP COM        COM              38141G104     4093    60122 SH       Sole                    60122
HOME DEPOT INC                 COM              437076102     2734   112234 SH       Sole                   112234
INTEL CORP                     COM              458140100     1452    89197 SH       Sole                    89197
PFIZER INCORPORATED            COM              717081103     6193   198759 SH       Sole                   198759
REGIS CORP MINN COM            COM              758932107     3415   137074 SH       Sole                   137074
RENT A CTR INC NEW COM         COM              76009N100     3953    71962 SH       Sole                    71962
TRAVELERS PPTY CAS CP CL A     COM              89420G109      191    13524 SH       Sole                    13524
TRAVELERS PPTY CAS CP CL B     COM              89420G406      395    28012 SH       Sole                    28012
WASHINGTON MUT INC COM         COM              939322103     7087   200922 SH       Sole                   200922
WELLS FARGO & CO DEL COM       COM              949740104     6998   155554 SH       Sole                   155554